Market risk management from trading positions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Shinhan financial group | Average
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	₩ 741,330	₩ 674,921
Shinhan financial group | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	431,065	376,486
Shinhan financial group | Average | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	186,652	159,555
Shinhan financial group | Average | Foreign exchange
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	113,208	132,802
Shinhan financial group | Average | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	10,405	6,078
Shinhan financial group | Maximum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	822,533	763,457
Shinhan financial group | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	463,340	422,592
Shinhan financial group | Maximum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	225,553	191,957
Shinhan financial group | Maximum | Foreign exchange
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	121,041	139,694
Shinhan financial group | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	12,599	9,214
Shinhan financial group | Minimum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	686,051	610,034
Shinhan financial group | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	414,689	348,686
Shinhan financial group | Minimum | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	157,730	134,595
Shinhan financial group | Minimum | Foreign exchange
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	105,823	124,046
Shinhan financial group | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	7,809	2,707
Shinhan financial group | December 31
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	747,820	698,627
Shinhan financial group | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	415,139	422,592
Shinhan financial group | December 31 | Stock price
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	199,041	134,595
Shinhan financial group | December 31 | Foreign exchange
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	121,041	132,225
Shinhan financial group | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	12,599	9,215
Banking | Average
Market risk management from trading positions [Line Items]
Value at risk	49,943	55,981
Banking | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	38,370	33,246
Banking | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	4,051	5,161
Banking | Average | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	43,827	56,089
Banking | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	70	149
Banking | Average | Commodity
Market risk management from trading positions [Line Items]
Value at risk	22	13
Banking | Maximum
Market risk management from trading positions [Line Items]
Value at risk	56,103	61,648
Banking | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	50,206	48,851
Banking | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	5,622	5,787
Banking | Maximum | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	46,108	61,389
Banking | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	124	256
Banking | Maximum | Commodity
Market risk management from trading positions [Line Items]
Value at risk	46	35
Banking | Minimum
Market risk management from trading positions [Line Items]
Value at risk	42,031	53,086
Banking | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	22,226	18,764
Banking | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	3,040	4,815
Banking | Minimum | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	41,562	53,678
Banking | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	43	101
Banking | Minimum | Commodity
Market risk management from trading positions [Line Items]
Value at risk	0	0
Banking | December 31
Market risk management from trading positions [Line Items]
Value at risk	45,406	60,983
Banking | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	25,071	44,447
Banking | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	4,675	5,484
Banking | December 31 | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	41,947	60,088
Banking | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	66	221
Banking | December 31 | Commodity
Market risk management from trading positions [Line Items]
Value at risk	14	21
Banking | December 31 | Portfolio diversification
Market risk management from trading positions [Line Items]
Value at risk	(26,367)	(49,278)
Credit card | Average
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,809	875
Credit card | Average | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,809	875
Credit card | Maximum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,550	1,700
Credit card | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	2,550	1,700
Credit card | Minimum
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,050	550
Credit card | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,050	550
Credit card | December 31
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,800	1,700
Credit card | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Requisite capital in light of the market risk	1,800	1,700
Securities | Average
Market risk management from trading positions [Line Items]
Value at risk	22,221	24,393
Securities | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	9,939	9,040
Securities | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	12,015	13,339
Securities | Average | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	7,140	6,849
Securities | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	3,404	6,564
Securities | Maximum
Market risk management from trading positions [Line Items]
Value at risk	34,564	34,546
Securities | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	18,090	18,149
Securities | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	22,496	24,276
Securities | Maximum | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	12,604	19,976
Securities | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	4,536	18,680
Securities | Minimum
Market risk management from trading positions [Line Items]
Value at risk	12,980	16,679
Securities | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	7,329	5,380
Securities | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	7,068	6,413
Securities | Minimum | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	2,760	1,017
Securities | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	2,710	1,477
Securities | December 31
Market risk management from trading positions [Line Items]
Value at risk	21,201	23,125
Securities | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	11,232	15,491
Securities | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	10,830	7,403
Securities | December 31 | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	5,506	7,001
Securities | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	3,216	7,799
Securities | December 31 | Portfolio diversification
Market risk management from trading positions [Line Items]
Value at risk	(9,583)	(14,569)
Life insurance | Average
Market risk management from trading positions [Line Items]
Value at risk	11,329	3,107
Life insurance | Average | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	3,838	483
Life insurance | Average | Stock price
Market risk management from trading positions [Line Items]
Value at risk	1,195	231
Life insurance | Average | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	1,213	1,278
Life insurance | Average | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	5,083	1,115
Life insurance | Maximum
Market risk management from trading positions [Line Items]
Value at risk	30,958	7,981
Life insurance | Maximum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	16,598	1,114
Life insurance | Maximum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	3,368	1,585
Life insurance | Maximum | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	3,569	2,238
Life insurance | Maximum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	7,423	3,044
Life insurance | Minimum
Market risk management from trading positions [Line Items]
Value at risk	2,865	338
Life insurance | Minimum | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	85	213
Life insurance | Minimum | Stock price
Market risk management from trading positions [Line Items]
Value at risk	0	0
Life insurance | Minimum | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	3	54
Life insurance | Minimum | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	2,777	71
Life insurance | December 31
Market risk management from trading positions [Line Items]
Value at risk	12,759	5,195
Life insurance | December 31 | Interest rate
Market risk management from trading positions [Line Items]
Value at risk	3,848	800
Life insurance | December 31 | Stock price
Market risk management from trading positions [Line Items]
Value at risk	3,178	130
Life insurance | December 31 | Foreign exchange
Market risk management from trading positions [Line Items]
Value at risk	1,924	1,221
Life insurance | December 31 | Option volatility
Market risk management from trading positions [Line Items]
Value at risk	₩ 3,809	₩ 3,044